DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Foreign Currency Derivative Contracts Outstanding

Newmont had the following foreign currency derivative contracts outstanding at December 31, 2013:

	Expected Maturity Date
	2014	2015	2016	2017	2018	Total/ Average
A$ Operating Fixed Forward Contracts:
A$ notional (millions)	312	270	158	105	6	851
Average rate ($/A$)	1.00	0.98	0.95	0.93	0.92	0.97
Expected hedge ratio	20%	18%	11%	7%	4%
NZ$ Operating Fixed Forward Contracts:
NZ$ notional (millions)	65	24				89
Average rate ($/NZ$)	0.80	0.78				0.79
Expected hedge ratio	59%	21%

Diesel Derivative Contracts Outstanding

Newmont had the following diesel derivative contracts outstanding at December 31, 2013:

	Expected Maturity Date
	2014	2015	2016	Total/ Average
Diesel Fixed Forward Contracts:
Diesel gallons (millions)	24	14	6	44
Average rate ($/gallon)	2.87	2.77	2.69	2.82
Expected Nevada hedge ratio	62%	36%	14%

Fair Values of Derivative Instruments Designated as Hedges

Newmont had the following derivative instruments designated as hedges at December 31, 2013 and December 31, 2012:

	Fair Values of Derivative Instruments
	At December 31, 2013
	Other Current Assets	Other Long-Term Assets	Other Current Liabilities	Other Long-Term Liabilities
Foreign currency exchange contracts:
A$ operating fixed forward contracts	$—	$—	$36	$60
NZ$ operating fixed forward contracts	1	—	—	—
Diesel fixed forward contracts	3	1	—	—

Total derivative instruments (Notes 22 and 25)	$4	$1	$36	$60

	Fair Values of Derivative Instruments
	At December 31, 2012
	Other Current Assets	Other Long-Term Assets	Other Current Liabilities	Other Long-Term Liabilities
Foreign currency exchange contracts:
A$ operating fixed forward contracts	$108	$143	$—	$1
NZ$ operating fixed forward contracts	2	—	—	—
Diesel fixed forward contracts	2	1	1	1

Total derivative instruments (Notes 22 and 25)	$112	$144	$1	$2

Location and Amount of Gains (Losses) Reported in Condensed Consolidated Financial Statements

The following tables show the location and amount of gains (losses) reported in the Company’s Consolidated Financial Statements related to the Company’s cash flow hedges.

	Foreign Currency Exchange Contracts			Diesel Fixed Forward Contracts
For the years ended December 31,	2013	2012	2011	2013	2012	2011

Cash flow hedging relationships:
Gain (loss) recognized in other comprehensive income (effective portion)	$(266)	$192	$151	$3	$7	$6
Gain reclassified from Accumulated other comprehensive income into income (effective portion) (1)	$85	$166	$188	$2	$7	$14

	Forward Starting Swap Contracts
For the years ended December 31,	2013	2012	2011

Cash flow hedging relationships:
Gain (loss) recognized in other comprehensive income (effective portion)	$—	$36	$(399)
(Loss) reclassified from Accumulated other comprehensive income into income (effective portion) (1)	$(19)	$(10)	$—
Gain (loss) reclassified from Accumulated other comprehensive income into income (ineffective portion) (2)	$—	$2	$(15)

(1)	The gain (loss) for the effective portion of the foreign exchange and diesel cash flow hedges reclassified from Accumulated other comprehensive income (loss) is included in Costs applicable to sales. The loss for the effective portion of the forward starting swaps reclassified from Accumulated other comprehensive income (loss) is included in Interest Expense.
(2)	The ineffective portion recognized for cash flow hedges is included in Other Income, net.

Gains (Losses) Recorded for Hedged Item Related to Fair Value Hedges

	Interest Rate Swap Contracts			8 5/8% Debentures (Hedged Portion)
For the years ended December 31,	2013	2012	2011	2013	2012	2011

Fair value hedging relationships:
Gain (loss) recognized in income (effective portion) (1)	$—	$—	$3	$—	$—	$(6)
Gain (loss) recognized in income (ineffective portion) (2)	$—	$—	$(2)	$—	$—	$—

(1)	The gain (loss) recognized for the effective portion of cash flow hedges is included in Cost Applicable to Sales, Write-downs and Interest expense, net.
(2)	The ineffective portion recognized for cash flow hedges is included in Other income, net.